Common Stock and Warrants (Details) - $ / shares	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Shares of Common Stock Issuable from Warrants	7,646,537	3,302,001
Series G [Member]
Shares of Common Stock Issuable from Warrants		625,000
Exercise Price	$ 0.64
Expiration	Apr. 17, 2015
Series H [Member]
Shares of Common Stock Issuable from Warrants	3,906	1,755,126
Exercise Price	$ 0.83
Expiration	Feb. 01, 2016
Series I [Member]
Shares of Common Stock Issuable from Warrants	921,875	921,875
Exercise Price	$ 1.37
Expiration	Oct. 07, 2018
Series J [Member]
Shares of Common Stock Issuable from Warrants	3,110,378
Exercise Price	$ 1.12
Expiration	Nov. 09, 2019
Series K [Member]
Shares of Common Stock Issuable from Warrants	3,110,378
Exercise Price	$ 1.2
Expiration	Nov. 09, 2019
Series L [Member]
Shares of Common Stock Issuable from Warrants	500,000
Exercise Price	$ 1.2
Expiration	Mar. 04, 2020